CONCENTRATIONS	12 Months Ended
Dec. 31, 2023
CONCENTRATIONS
CONCENTRATIONS

NOTE 21 - CONCENTRATIONS

Major customers

Customers that accounted for greater than 10% of revenues from sales of goods in any of the last three years were as follows:

In Thousands of US Dollars
Description	2023	2022	2021
Customer A	$-	$-	$-
Customer B	$-	$-	$-
Customer C	$-	$-	$-